BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of reportable segments | segment	3
Allowance for credit loss	$ 3,121	$ 941
Provision for bad debt	3,039	1,550
Advertising expense	$ 1,200	1,600
Award expiration period	10 years
Refund of preclosing taxes to be paid to Sellers	100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing	2 years
Deferred tax asset	$ 11,924
Tax receivable agreement liability, noncurrent	15,760	0
Additional paid-in capital	(48,027)	0	$ (50,271)
Short-term Tax Receivable Agreement liability	510	$ 0
Blocker Corp
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deferred tax asset	20,100
Income taxes receivable	199
Tax receivable agreement, liability	16,300
Additional paid-in capital	4,000
Short-term Tax Receivable Agreement liability	$ 510
Maximum | Software Development Costs
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Amortization period	3 years
DMSH
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity method investment, ownership percentage	55.50%
Sellers | DMSH
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	44.50%